Commitments and Contingencies (Details) - USD ($) $ in Thousands						1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	May 01, 2019	Jan. 29, 2019	Nov. 07, 2018	Feb. 12, 2018	Jul. 06, 2017	Apr. 17, 2019	Mar. 31, 2019	Jan. 29, 2019	Dec. 20, 2017	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies (Textual)
Legal settlement alleging claim, description					On April 17, 2019, the Company entered into a settlement agreement (the "SVS Settlement Agreement") with Comdata, Inc. d/b/a Stored Value Solutions ("SVS") whereby the Company will pay a total of $37 over 7 months, starting July 1, 2019. Only in the event that the Company defaults by failing to make timely payments, SVS may file in Kentucky for the judgment of $70. As of December 31, 2019, the Company paid $25 the stipulated amount in accordance with the SVS Settlement Agreement.				Even though the Company made the agreed payment of $10 on January 2, 2017 and issued 12,002 shares as conversion of the $70 note as agreed in the settlement agreement.
Reimbursement of attorneys fees and costs				$ 528
Monthly rental payments of lease															$ 6
Future guaranteed payments under lease																$ 5
Lease expiration date														Nov. 01, 2019
Unspecified damages							$ 1,053
Claim for related party									$ 473
Settlement agreement description						The Company entered into a settlement agreement (the “SVS Settlement Agreement”) with Comdata, Inc. d/b/a Stored Value Solutions (“SVS”) whereby the Company will pay a total of $37 over 7 months, starting July 1, 2019. Only in the event that the Company defaults by failing to make timely payments, SVS may file in Kentucky for the judgment of $70. On February 13, 2020, the Company completed the payments in accordance with the SVS Settlement Agreement and the case was dismissed.
Repayments									$ 10
Services provided to subsidiary amount										$ 237	$ 150	$ 620	$ 617	$ 808	$ 74,177
New claimed damages totaling								$ 1,108
Commitments and contingencies description	The Demand originated from a Demand for Arbitration that Secure IP received from VoIP Capital International (“VoIP”) in March 2019, demanding $1,053 in damages allegedly caused by unpaid receivables that Limecom assigned to VoIP based on the RCS. On June 5, 2020, Secure IP Telecom, Inc. (“SecureIP”) filed a complaint against Limecom, Inc., (“Limecom”), Heritage Ventures Limited (“Heritage”), an unrelated third party and owner of Limecom, and the Compasny. The complaint primarily concerns alleged indebtedness owed SecureIP by Limecom. SecureIP also alleges that Cuentas received certain transfers of funds which it alleges may be an avoidable transfer under Florida Statute §725.105 up to $1,053. Cuentas is contemplating filing a motion to dismiss the complaint and disputes that it received the alleged $1,053 from Limecom. Moreover, to the extent Cuentas has exposure for any transfers from Limecom, both Limecom and Heritage have indemnified Cuentas for any such liability. The Company will vigorously defend its position to be removed as a named party in this action due to the fact that Cuentas rescinded the Limecom acquisition on January 30, 2019.	The Company was served with a complaint by J.P. Carey Enterprises, Inc., (“JP Carey”) which was filed in Fulton County, Georgia claiming similar issues as to the previous complaint, with the new claimed damages totaling $1,108.
IDT Domestic Telecom, Inc [Member]
Commitments and Contingencies (Textual)
Claim for related party			$ 50